RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended			12 Months Ended
	Aug. 12, 2020	May 05, 2020	Mar. 05, 2020	Feb. 25, 2022	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2021	Dec. 31, 2020
Accrued compensation					$ 560,000	$ 777,111		$ 777,111
Accrued Interest					315,000	10,529		10,529
Accounts payable - related parties					100,000	210,868		210,868	$ 177,868	$ 177,868
Interest expense					$ 468,760		$ 1,386	$ 5,500	4,645	4,645
Annual interest rate					10.00%			10.00%
Officer compensation					$ 232,300
Employer's share of payroll taxes					446,862
Increase (Decrease) in Other Accrued Liabilities								$ 210,868		5,029
Employer's share of payroll taxes					777,111	777,111		777,111	37,111	37,111
Chief Financial Officer [Member]
Increase (Decrease) in Other Accrued Liabilities								10,962
Accrual of unpaid payroll				$ 10,961
Senior Vice President of Football Operations [Member]
Increase (Decrease) in Other Accrued Liabilities								336
Accrued and unpaid expenses								336
Vice President of Team Interface [Member]
Increase (Decrease) in Other Accrued Liabilities								70
Accrued and unpaid expenses								70
Chief Financials Officer [Member]
Increase (Decrease) in Other Accrued Liabilities					208,297
Accrual of unpaid payroll				$ 370,602
Senior Vice President of Football Operation [Member]
Increase (Decrease) in Other Accrued Liabilities					279,362
Accrued and unpaid expenses					336
Note Payable Two [Member]
Notes issued	$ 30,000
Note Payable One [Member]
Notes issued			$ 25,000
Note Payable Note One [Member]
Notes issued		$ 150,000
Note Payable Note Two [Member]
Notes issued	$ 30,000
On March 5, 2020 and August 12, 2020 [Member]
Total proceeds from issuance of notes payable					55,000	55,000
Contract President, CEO [Member]
Increase (Decrease) in Other Accrued Liabilities								199,500
Consulting agreement expense								161,200
Office expense								36,800
Advance to affiliates								1,500
Contract President, CEO [Member] | April 30, 2022 [Member]
Increase (Decrease) in Other Accrued Liabilities								199,450
Unpaid Former Officer Compensation[Member]
Accrued compensation						$ 740,000		$ 740,000
Employer's share of payroll taxes									$ 37,111	$ 37,111
Chief Marketing Officer, William Lyons Associates, Inc. [Member]
Investor funding by July 31, 2022, by virtue of an extension											$ 3,000,000
Contract Presidents, CEO [Member]
Increase (Decrease) in Other Accrued Liabilities					35,240
Consulting agreement expense					2,046
Office expense					475,000
Advance to affiliates					450,000
Unpaid Former Officers Compensation [Member]
Accrual of unpaid payroll					$ 10,961